UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check here if Amendment [ ];                   Amendment Number: ___
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ Davide Erro                   London, England          October 30, 2006
------------------------          ---------------          ---------------------
[Signature]                        [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $909058 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
   ---
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
   ---
Form 13F File Number 28-11842
Name:  Davide Erro
       ----------------------

                                                      Form 13F Information Table

----------------------- ---------- ----------- ---------- ------------------------- ------------ --------- -------------------------
        Column 1        Column 2    Column 3    Column 4          Column 5            Column 6   Column 7          Column 8
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- -------------------------
     Name of Issuer     Title of      CUSIP      Value    Shrs /    SH /   Put/Call  Investment    Other       Voting Authority
                          Class                 (x$1000)  Prn Amt   PRN              Discretion  Managers
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
                                                                                                             Sole     Shared   None

----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
  Atwood Oceanics Inc.     COM      050095108    36983     822395     SH               DEFINED      1,2     822395

----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
B & H Ocean Carriers       COM      055090104    15295     968068     SH               DEFINED      1,2     968068
          Ltd.
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
  Cheniere Energy Inc.     COM      16411R208    73831     2485039    SH               DEFINED      1,2     2485039
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
Chunghwa Telecom Co     Sponsored   17133Q205    24234     1400000    SH               DEFINED      1,2     1400000
          Ltd.            ADR
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
Companhia Energetica    SP ADR      204409601    43167     1099800    SH               DEFINED      1,2     1099800
    de Minas Gerais     N-V PFD
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
 Companhia Vale do Rio  Sponsored   204412209    38871     1802900    SH               DEFINED      1,2     1802900
          Doce             ADR
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
    NYSE Group, Inc.       COM      62949W103    242124    3239113    SH               DEFINED      1,2     3239113

----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
Petroleo Brasileiro SA  Sponsored   71654V408    103807    1238309    SH               DEFINED      1,2     1238309
         PETRO             ADR
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
Petroleo Brasiliero SA  Sponsored   71654V101    63262     845303     SH               DEFINED      1,2     845303
         PETRO             ADR
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
        Sasol Ltd       Sponsored   803866300    16110     489820     SH               DEFINED      1,2     489820
                           ADR
----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------
   Seagate Technology      SHS      G7945J104    251374   10866700    SH               DEFINED      1,2    10866700

----------------------- ---------- ----------- ---------- --------- ------ -------- ------------ --------- ---------- ------- ------


REPORT SUMMARY   11 DATA RECORDS    909058   2 OTHER MANAGERS ON WHOSE BEHALF
                                             REPORT IS FILED